GOODWILL	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
GOODWILL

17. GOODWILL

The following table provides a reconciliation of goodwill:

(MILLIONS)	2017	2016
Balance, beginning of year	$896	$-
Acquired through business acquisition	-	799
Foreign exchange	5	97
Balance, end of year	$901	$896